Revenue and Other Income - Summary of Other Income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Material Income And Expense [Abstract]
Australian Government R&D grants	$ 3,999	$ 10,507	$ 3,590
Foreign exchange unrealized gain	87
Other	1
Other income	$ 4,087	$ 10,507	$ 3,590